Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Mr. Bing Zhang [Member]
Related Party Transactions [Line Items]
Borrowed loans	$ 700	$ 1,600
Repaid loans		$ 500
Happy Starlight Limited [Member]
Related Party Transactions [Line Items]
Borrowed loans	$ 950